Operating expenses - Disclosure of Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Purchases, fees and other expenses	€ (4,251)	€ (5,152)
Payroll costs (including share-based payments)	(5,244)	(4,848)
Depreciation, amortization and provision expenses	(140)	(176)
Total SG&A expenses	€ (9,635)	€ (10,176)